13 Intangible assets (Details 2) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Southern Petrochemical Complex [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	R$ 30,218,367
Perpetuity	31,168,593
Northeastern Petrochemical Complex [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	13,745,276
Perpetuity	14,209,808
Vinyls Unity [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	1,930,200
Perpetuity	R$ 2,029,886